Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Changes in Fair Value of Derivatives Designated as Fair Value Hedges and Hedged Items Recorded in Consolidated Statements Of Income

Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recorded in the consolidated statements of income for the fiscal year ended March 31, 2011, 2012 and 2013 were as follows:

	2011
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,647)	¥1,647

	2012
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,650)	¥1,650

	2013
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(0)	¥0

Schedule of Changes in Fair Value of Cash Flow Hedges Recorded in Other Comprehensive Income (Loss)

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2012 and 2013 were as follows:

	2012	2013
	Millions of yen
Forward exchange contracts	¥(294)	¥(472)
Interest rate swap agreements	(822)	(1,327)
Currency swap agreements	350	2,158

Total	¥(766)	¥359

Schedule of Amounts of Gain (Loss) on Cash Flow Hedges Reclassified from Accumulated Other Comprehensive Income (Loss) into Earnings

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Consolidated statements of income item	2011	2012	2013
		Millions of yen
Forward exchange contracts	Other, net	¥(114)	¥(264)	¥32
Interest rate swap agreements	Other, net	(654)	(1,173)	(914)
Currency swap agreements	Other, net	1,919	604	3,362

Total		¥1,150	¥(833)	¥2,480

Schedule of Changes in Fair Value of Derivatives Not Designated as Hedging Instruments Recorded in Consolidated Statements Of Income

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Consolidated statements of income item	2011	2012	2013
		Millions of yen
Forward exchange contracts	Other, net	¥(4,815)	¥1,254	¥(815)
Interest rate swap agreements	Other, net	74	(118)	152
Currency swap agreements	Other, net	(14)	30	(34)
Currency option agreements	Other, net	(3,426)	763	727

Total		(8,181)	1,929	30

Schedule of Estimated Fair Value of Financial Instruments

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values are not included in the table; such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll. Fair value information regarding “Marketable securities and other investments” is disclosed in note 7.

	2012		2013
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥4,166,783	¥4,386,409	¥3,937,935	¥4,178,710

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The fair value of derivative instruments and amounts recorded in the consolidated balance sheets at March 31, 2012 and 2013 are as follows. The fair value of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2012	2013
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥76	¥202
Interest rate swap agreements
Other assets	153	4
Currency swap agreements
Prepaid expenses and other current assets	1,809	1
Other assets	321	21,902

Subtotal	2,359	22,109

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	822	518
Other assets	22	18
Interest rate swap agreements
Other assets	—	92
Currency swap agreements
Prepaid expenses and other current assets	—	1
Other assets	30	—

Subtotal	874	629

Total	¥3,233	¥22,738

	2012	2013
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥304	¥10
Interest rate swap agreements
Other (Current liabilities)	248	196
Other (Long-term liabilities)	728	1,135
Currency swap agreements
Other (Current liabilities)	1,769	3
Other (Long-term liabilities)	—	269

Subtotal	3,049	1,613

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	609	540
Other (Long-term liabilities)	82	101
Interest rate swap agreements
Other (Current liabilities)	168	53
Other (Long-term liabilities)	533	588
Currency swap agreements
Other (Current liabilities)	—	5
Currency option agreements
Other (Current liabilities)	235	40
Other (Long-term liabilities)	861	329

Subtotal	2,488	1,656

Total	¥5,537	¥3,269

Cash Flow Hedge
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of cash flow hedges at March 31, 2012 and 2013 were as follows:

	2012	2013
	Millions of yen
Forward exchange contracts	¥13,059	¥10,545
Interest rate swap agreements	124,280	97,686
Currency swap agreements	¥77,966	¥152,204

Not Designated as Hedging Instrument
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2012 and 2013 were as follows:

	2012	2013
	Millions of yen
Forward exchange contracts	¥52,253	¥49,367
Interest rate swap agreements	89,376	306,162
Currency swap agreements	288	147
Currency option agreements	7,520	17,728